Equity Investments	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Equity Investments	Equity Investments
AmplifeiIntl LLC
On September 15, 2021, A4 Manufacturing, Inc. entered into a Membership Interest Purchase Agreement acquiring approximately a 9% membership interest in AmplifeiIntl LLC (also doing business as Happinss) (“Amplifei”). The membership interest is non-voting and the Company does not have the ability to exercise significant influence over operating and financial activities. The equity investment is being valued using cost as there is no market for the membership units, and accordingly, no quoted market price is available. The investment is tested for impairment, at least annually, and more frequently upon the occurrences of certain events. As of December 31, 2021, the Company determined there was an impairment on this investment and recognized a loss on impairment for the entire value of $1,350,000.
The membership interest was paid for as follows:

Accounts receivable owed from Amplifei	$1,000,000
Cash	350,000
Total	$1,350,000